Scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in principal subsidiaries
The following table sets forth a list of the principal subsidiaries of FCA, which are grouped according to each of our reportable segments as well as our holding and other companies:

Name	Country	Percentage Interest Held
NAFTA
FCA US LLC	USA (Delaware)	100.00
FCA Canada Inc.	Canada	100.00
FCA Mexico, S.A. de C.V.	Mexico	100.00
LATAM
FCA Fiat Chrysler Automoveis Brasil LTDA	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Banco Fidis S.A.	Brazil	100.00
APAC
Chrysler Group (China) Sales Limited	People’s Republic of China	100.00
FCA Japan Ltd.	Japan	100.00
FCA Australia Pty Ltd.	Australia	100.00
FCA Automotive Finance Co. Ltd.	People’s Republic of China	100.00
EMEA
FCA Italy S.p.A.	Italy	100.00
FCA Melfi S.r.l.	Italy	100.00
FCA Poland Spólka Akcyjna	Poland	100.00
FCA Powertrain Poland Sp. z o.o.	Poland	100.00
FCA Serbia d.o.o. Kragujevac	Serbia	66.67
FCA Germany AG	Germany	100.00
FCA France S.A.	France	100.00
Fiat Chrysler Automobiles UK Ltd.	United Kingdom	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Fidis S.p.A.	Italy	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co. Ltd.	People's Republic of China	100.00
Maserati North America Inc.	USA (Delaware)	100.00
Components
Magneti Marelli S.p.A.	Italy	99.99 (1)
Automotive Lighting LLC	USA (Delaware)	100.00
Automotive Lighting Reutlingen GmbH	Germany	99.99
Teksid S.p.A.	Italy	100.00
Comau S.p.A.	Italy	100.00
COMAU LLC	USA (Delaware)	100.00
Holding Companies and Other Companies
FCA North America Holdings LLC	USA (Delaware)	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Fiat Chrysler Finance Europe S.A.	Luxembourg	100.00
__________________________
(1) FCA holds 100 percent of the voting interest in Magneti Marelli S.p.A.

Disclosure of non-current assets or disposal groups classified as held for sale
The following table summarizes the assets and liabilities of Itedi S.p.A that were classified as held for sale at December 31, 2016:

At December 31, 2016
(€ million)
Assets classified as held for sale
Goodwill	€54
Other intangible assets	7
Property, plant and equipment	17
Trade receivables	25
Other	17
Total Assets held for sale	€120

Liabilities classified as held for sale
Provisions	€38
Trade payables	19
Debt and Other	40
Total Liabilities held for sale	€97

Disclosure of effects of changes in parent's ownership interest in subsidiary that do not result in loss of control on equity attributable to owners of parent
The Ferrari IPO was accounted for as an equity transaction, with the effects on Equity attributable to owners of the parent being as follows:

At October 26, 2015
(€ million)
Consideration received	€866
Less: Carrying amount of equity interest sold	(7)
Effect on Equity attributable to owners of the parent	€873

Disclosure of operating results of discontinued operations
The following table summarizes the operating results of Ferrari that were excluded from the Consolidated Income Statement for the year end December 31, 2015:

For the year ended December 31, 2015 (1)
(€ million)
Net revenues	€2,596
Expenses	2,152
Net financial expenses/(income)	16
Profit before taxes from discontinued operations	428
Tax expense	144
Profit from discontinued operations, net of tax	€284
________________________________
(1) Amounts presented are not representative of the income statement and the financial position of Ferrari on a stand-alone basis; amounts are net of transactions between Ferrari and other companies of the Group.